SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease
2026	¥ 1,616
2027	1,167
2028	266
2029	266
Total operating lease payments	3,315
Less: imputed interest	(211)
Total operating lease	¥ 3,104	¥ 11,653